Submission	May 27, 2026
Submission [Line Items]
Central Index Key	0001840233
Registrant Name	Xilio Therapeutics, Inc.
Registration File Number	333-295785
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES